Buffalo Funds®

Buffalo Small Cap Fund, Inc.

Supplement dated July 30, 2008 to the
Buffalo Funds® Prospectus and Statement of Additional Information (“SAI”) dated July 30, 2008

The Special Meeting of Buffalo Fund Shareholders originally scheduled for July 22, 2008, was adjourned to July 29, 2008.  At the adjourned meeting on July 29, 2008, it was reported that each of the Buffalo Funds, except the Buffalo Small Cap Fund, Inc. (the “Buffalo Small Cap Fund”), received sufficient shareholder votes to approve the proposals relating to:

(a)	the reorganization of the Buffalo Funds currently organized as Maryland corporations into comparable series of the Buffalo Funds, a Delaware statutory trust;
(b)	the election of the Funds’ Boards of Trustees/Directors;
(c)	the approval of a uniform set of fundamental investment restrictions;
(d)	the redesignation of certain investment objectives as non-fundamental; and
(e)	the redesignation of certain investment policies and strategies as non-fundamental.

Each Fund, except for the Buffalo Small Cap Fund, received sufficient shareholder votes to approve all of the proposals.  As a result, the Special Meeting of Buffalo Fund Shareholders, with respect only to the Buffalo Small Cap Fund, was adjourned to a later date to permit the continued solicitation of proxies.

Because the Buffalo Small Cap Fund has not yet received sufficient favorable shareholder votes to approve the proposals, the following information temporarily replaces the information found in the current Prospectus and Statement of Additional Information of the Buffalo Funds dated July 30, 2008.  This information is applicable for the period from July 30, 2008 to August 31, 2008, or such earlier time when all proposals relating to the Buffalo Small Cap Fund have received sufficient shareholder votes for approval.  Please disregard this Supplement after August 31, 2008, or such earlier date when all proposals have received shareholder approval.

1.	The Buffalo Small Cap Fund remains a Maryland corporation and has not been reorganized as a series of the Buffalo Funds, a Delaware statutory trust.
2.	As set forth below in Section 13, its Board of Directors remains the same as previously.
3.	As set forth below in Section 12, the Fundamental Investment Restrictions of the Buffalo Small Cap Fund have not been changed.
4.
The investment objective of the Buffalo Small Cap Fund has not been redesignated as “non-fundamental.”  This means that, at the present time, the investment objective of the Buffalo Small Cap Fund may not be changed without the approval of shareholders of Buffalo Small Cap Fund.

5.
The strategies and policies of the Buffalo Small Cap Fund have not been redesignated as “non-fundamental.” This means that, at the present time, the strategies and policies of the Buffalo Small Cap Fund may not be changed with the approval of the shareholders of Buffalo Small Cap Fund.

In addition, please note the following:

PROSPECTUS

6.	The following Section on Page 43 of the Prospectus should be revised as follow:

Changes in Objectives and Policies - The objectives, strategies and policies described above explain how the Buffalo Small Cap Fund is managed and may only be changed with the approval of the shareholders of the Buffalo Small Cap Fund.

7.	The following presentation of Past Performance information for the Buffalo Small Cap Fund replaces the presentation of Past Performance information for Buffalo Small Cap Fund in the Prospectus.

PAST PERFORMANCE

The bar chart and table below provides an indication of the risks of investing in the Buffalo Small Cap Fund.  The bar chart shows changes in the total returns generated by the Buffalo Small Cap Fund for each calendar year.  The table includes several indexes against which the Buffalo Small Cap Fund compares its performance for one, five and ten year periods (or since the inception of the Fund if shorter).  The first index is a broad measure of market performance.  Any other index shows how the Buffalo Small Cap Fund’s performance compares with the returns of an index of securities with characteristics similar to those that the Fund typically holds.  The bar chart and table reflects all expenses of the Buffalo Small Cap Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund.  The Buffalo Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The table also presents the impact of taxes on the Buffalo Small Cap Fund’s returns.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  It is possible for the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” to be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2008) = (15.78%)
Best Quarter June 30, 2003 = 30.38%
Worst Quarter September 30, 2002 = (23.00%)

Average Annual Total Return for the periods ended December 31, 2007
	1 Year	5 Years	Since Inception*
Buffalo Small Cap Fund
Return Before Taxes	(0.33%)	17.96%	14.97%
Return After Taxes on Distributions	(1.82%)	16.75%	13.96%
Return After Taxes on Distributions and Sale of Fund Shares	1.75%	15.75%	13.20%
Russell 2000 Growth Index [1]	7.05%	16.50%	3.18%
S&P Smallcap 600 Index [2]	(0.30%)	16.04%	8.01%
Lipper Small-Cap Growth Funds Index[3]	9.69%	15.44%	5.71%
*Buffalo Small Cap Fund commenced operations on April 14, 1998.
1 The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
2 The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation.  The performance of the S&P Smallcap 600 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
3 The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.  Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

STATEMENT OF ADDITIONAL INFORMATION

8.	The following replaces the first and second paragraph found in the section titled “INTRODUCTION” on page B-1 of the SAI:

“This Statement of Additional Information (“SAI”) supplements the Buffalo Funds’ Prospectus dated July 30, 2008.  This SAI provides additional information concerning the organization, operation and management of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Jayhawk China Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund, Buffalo Small Cap Fund, and Buffalo USA Global Fund (each a “Fund,” and collectively, the “Buffalo Funds” or the “Funds”).

Each of the Buffalo Funds is classified as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each of the Funds is classified as “diversified” under the 1940 Act.  “Diversified” means that at least 75% of the value of a Fund’s total assets must be comprised of: (i) cash and cash items; (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) securities of other investment companies; or (iv) other securities; provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer.  The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers, not subject to the above limitations.  The Funds may not change their classifications as “diversified” without shareholder approval.”

9.	The following replaces the section titled “General Information and History” beginning on page B-1 of the SAI:

“Each Buffalo Fund, except for Buffalo Small Cap Fund, is a series of Buffalo Funds, a Delaware statutory trust (the “Trust”).  The Trust was organized as a Delaware statutory trust on February 14, 2001.  Each Fund, except for Buffalo Small Cap Fund, is one series, or mutual fund, formed by the Trust.  The Buffalo Balanced, Buffalo High Yield, Buffalo Large Cap and Buffalo USA Global Funds (the “Successor Funds”) are the successors to the Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc. and Buffalo USA Global Fund, Inc., respectively (the “Predecessor Fund(s)”), pursuant to a reorganization that took place on July 29, 2008 for all Funds except the Buffalo Small Cap Fund.  Prior to that date, the Successor Funds had no investment operations.  The Predecessor Funds had the same investment objectives, strategies and policies as the corresponding Successor Funds and were managed by the same investment advisor as the Funds.

Buffalo Small Cap Fund, incorporated in the State of Maryland in 1997, is registered as an investment company under the 1940 Act.  All shares issued by Buffalo Small Cap Fund are of the same class with like rights and privileges as other shares issued by the Fund.  Each full and fractional share, issued and outstanding, has (1) equal voting rights with respect to matters that affect the Fund and (2) equal dividend, distribution and redemption rights to the assets of the Fund.  Shares when issued are fully paid and non-assessable.  The Board of Directors of the Buffalo Small Cap Fund (the “Board of Directors”) may create other series of stock.  Shareholders do not have pre-emptive or conversion rights.

An unlimited number of shares of beneficial interest in the Trust were authorized for each of the Funds in the Trust.  All shares of each of these Funds have the same rights and privileges as other shares of the same Fund.  Each full and fractional share issued and outstanding has: (1) equal voting rights with respect to matters that affect that Fund; and (2) equal dividend, distribution and redemption rights to the assets of that Fund.  Shares when issued are fully paid and non-assessable.  The Trust’s Board of Trustees (the “Board of Trustees”) may create other series of the Trust and divide any series into separate classes.  Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting.  Shares of the Funds have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of Trustees (or Directors, as in the case of Buffalo Small Cap Fund) can elect 100% of the Trustees/Directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees/Directors.

Shareholder meetings.  The Funds will not hold annual meetings except as required by the 1940 Act and other applicable laws.  Under Maryland law, a special meeting of shareholders of the Buffalo Small Cap Fund must be held if the Buffalo Small Cap Fund receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Funds comprising the Trust have undertaken that the Board of Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of a Fund for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.”

10.	The following replaces the first paragraph in the section titled “Information About the Funds’ Investments” on page B-2 of the SAI:

“With regard to the Buffalo Small Cap Fund, unless stated otherwise, the objectives, strategies and policies described in this SAI and the Prospectus may not be changed without approval of a majority of the Fund’s outstanding shares.  Unless otherwise stated, each Fund’s (except for the Buffalo Small Cap Fund’s) investment objective, strategies or policies may be changed by the Board of Trustees, but without shareholder approval.  However, each of these Funds (other than the Buffalo Small Cap Fund) will not change its investment objective without providing thirty days advance written notice of the change to shareholders.  The Buffalo Jayhawk China, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Large Cap, Buffalo High Yield, Buffalo USA Global and Buffalo Science & Technology Funds will not change their investment objectives without providing advance written notice of the change and; these Funds will not change their investment policies of investing at least 80% of the Fund’s investments in the investments described below without first providing shareholders with at least 60 days’ prior notice.”

11.	The following replaces the subparagraph titled “Buffalo Small Cap Fund” in the section titled “Description of the Funds” on page B-6 of the SAI:

“Buffalo Small Cap Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of smaller, or “small-cap,” companies.  The Fund considers a company to be a small-cap company if, at the time of initial purchase, it has a market capitalization of up to $1 billion or is in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ system.  The Fund’s non-fundamental policy regarding the definition of small-cap companies can be changed without shareholder approval.  Based on current market conditions, the current target is issuers with individual market capitalization of $2 billion or less at the time of purchase.  The Fund will normally invest in a broad array of securities that are diversified in terms of companies and industries.”

12.
The Fundamental and Non-Fundamental Investment Restriction sections found on pages B-18 to B-20 do not apply to the Buffalo Small Cap Fund.  The following are the Fundamental and Non-Fundamental Investment Restrictions of the Buffalo Small Cap Fund:

Fundamental Investment Restrictions
The Board of Directors has adopted the following investment restrictions as fundamental policies for the Buffalo Small Cap Fund.  These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, which means, under the 1940 Act, the vote of: (1) more than 50% of the outstanding voting securities of the Fund; or (2) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less.  Many of these investment restrictions recite the current legal or regulatory requirements.  When the legal or regulatory requirements change, the Fund’s applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with the Fund’s investment objective, strategies and policies.

The Buffalo Small Cap Fund will not:

(1)
As to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2)
Engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;

(3)
Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);

(4)
Make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

(5)	Purchase securities on margin, or sell securities short, except that the Fund may write covered call options;
(6)
Borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or

(7)
Make investments that result in the concentration, as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry; this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Federal Government, or its agencies or instrumentalities; in applying this fundamental policy concerning industry concentration, investments in certain broader categories of companies will not be considered to be investments in the same industry; for example, technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries.  The SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the same industry or group of related industries.

Non-Fundamental Investment Restrictions.
In addition to the objectives, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Board of Directors has adopted the following investment restrictions as non-fundamental policies for the Buffalo Small Cap Fund.  The Board of Directors may change these non-fundamental investment restrictions without shareholder approval.

The Buffalo Small Cap Fund will not:

(1)	Invest in companies for the purpose of exercising control of management;
(2)	Purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation;
(3)
Invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations or authorities established thereby), which, including predecessors, have not had at least three years of continuous operations; or

(4)
Except for transactions in its shares or other securities where such person is acting as broker and the brokerage fees and practices are considered normal and generally accepted under the circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest.”

13.	The following replaces the first paragraph in the section titled, “Management of the Funds” found on page B-30 of the SAI:

“TRUSTEES AND OFFICERS.
Each Fund is governed by a Board of Directors or Board of Trustees (“Board of Trustees”), who are responsible for protecting the interests of Fund shareholders under the laws of Delaware (or Maryland, in the case of the Buffalo Small Cap Fund).  The Directors/Trustees are experienced business persons, who meet throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and to review performance.  The officers are responsible for supervising the Funds’ business operations, but the Funds are managed by the Advisor, and Sub-Advisor, subject to the supervision and control of the Board of Trustees.  The Directors and Officers of the Buffalo Small Cap Fund are as shown in the table below.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
INTERESTED DIRECTORS
Kent W. Gasaway[1] (48) 5420 West 61st Place Shawnee Mission, KS 66205	Director	Indefinite term and served since inception.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 - present.	ten	None
	President and Treasurer	One year term and served since May 2003.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Joseph C. Neuberger[1] (46) 615 E. Michigan Street, Milwaukee, WI 53202	Director	Indefinite term and served since May 2003.	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994 - present)	ten	Trustee, MUTUALS.com (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with twenty-two portfolios)
	Chairman	One year term and served since May 2003.
NON-INTERESTED DIRECTORS
Thomas S. Case (66) 515 Piney Creek Road Reno, NV 89511	Director	Indefinite term and served since inception.	Retired	ten	None
Gene M. Betts (54) Embarq Corp. 5454 W. 110th Street Overland Park, KS 66211	Director	Indefinite term and served since February 2001.	Chief Financial Officer, Embarq Corp. (telecommunications company) August 2005-present; Senior Vice President and Treasurer, Sprint Corp. (telecommunications company) 1990-2005.	ten	Director, Garmin Ltd (a global positioning equipment company)
J. Gary Gradinger (64) Golden Star Inc. 400 East 10th Avenue North Kansas City, MO 64116	Director	Indefinite term and served since February 2001.	Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products)	ten	Director, MGP Ingredients, Inc.
Philip J. Kennedy (61) Department of Business Administration Penn State Shenango 147 Shenango Avenue Sharon, PA 16146	Director	Indefinite term and served since May 1995.	Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango (2001 – present).	ten	Director, Great Plains Trust Company (a Kansas Chartered Trust Company).

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
OFFICERS

Rachel A. Spearo (28) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Counsel, U.S. Bancorp Fund Services, LLC since September 2004.	N/A	N/A
Barry Koster (47) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since October 2004
Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company); Senior Manager from 2001-2002, Mock & Dakan P.C.; Senior Manager from 1990-2001, KPMG LLP (public accounting firm).
				N/A	N/A

Please retain this Supplement with your Prospectus and Statement of Additional Information.

The date of this Supplement is July 30, 2008.